Redeemable Noncontrolling Interest (Q3)	9 Months Ended
Sep. 30, 2023
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
14. Redeemable Noncontrolling Interest
Legacy AON Shareholders own 28,109,796 AON LLC Common Units, equal to a 67.9% of the economic interest in AON LLC. Legacy AON Shareholders also own 25,109,551 shares of Class B Common Stock and 3,000,245 Class B Prefunded Warrants, which, together with the AON LLC Common Units, may be redeemed at the option of the Legacy AON Shareholder on a one-for-one basis for shares of Class A Common Stock or the cash equivalent thereof (based on the market price of the shares of Class A Common Stock at the time of redemption) as determined by New AON. If New AON elects the redemption to be settled in cash, the cash used to settle the redemption must be funded through a private or public offering of Class A Common Stock no later than ten (10) business days after the redemption notice date. Upon the redemption of the AON LLC Common Units and Class B
Common Stock for shares of Class A Common Stock or the equivalent thereof, all redeemed shares of Class B Common Stock will be cancelled. The redemption value is determined based on a five-day volume weighted average price (“VWAP”) of the Class A common shares, subject to customary conversion rate adjustments for share splits, share dividends, and similar events affecting Class A Common Stock.
When applying SEC guidance concerning mezzanine classification, the Company understands that due to the NCI holders having control of the Board, if there is a sequence of remotely possible events that could trigger a redemption, this requires the instrument to be classified as temporary equity, without any regard to probability. Accordingly, though the redemption would require such a remotely possible sequence of events, and such remote sequence of events would also require, in management’s view, the Company to take extraordinary actions in order to allow such sequence of events to be remotely possible, the noncontrolling interest is currently classified as temporary equity. In the event that the Legacy AON Shareholders own less than 50% of the outstanding economic interest in AON LLC Common Units due to future redemptions, the noncontrolling interest will be presented as permanent equity.
The redeemable noncontrolling interest is recognized at the greater of (1) its initial fair value plus accumulated earnings/(losses) associated with the noncontrolling interest or (2) the redemption value as of the balance sheet date.
At September 30, 2023, the redeemable noncontrolling interest was recorded based on its redemption value of $369.3 million which exceeded its carrying value by $344.3 million. This measurement adjustment decreased additional paid in capital by $17.6 million and retained earnings (deficit) by $326.7 million.
The following table summarizes the economic ownership of AON LLC, for the period beginning September 20, 2023, the Closing Date of the Reverse Recapitalization, and ending September 30, 2023 (Refer to Note 1).

	Period beginning September 20, 2023 and ending September 30, 2023
		AON LLC Units
	AON Inc.	Legacy AON Shareholders	Total
Beginning of Period	—	—	—
Common Units Issued(1)	6,614,229	28,109,796	34,724,025
Series A Preferred Units Issued	6,651,610	—	6,651,610
Total Units Issued	13,265,839	28,109,796	41,375,635
End of Period	13,265,839	28,109,796	41,375,635
Allocation of income to controlling and noncontrolling interests	32.1%	67.9%	100%
Allocation of losses to controlling and noncontrolling interests(2)	19.0%	81.0%	100%

(1)
The 6,614,229 of AON Inc. Common Units excludes 2,839,375 units, which is equivalent to the number of Sponsor Earnout Shares, that do not participate in profits and losses and are not included in the controlling interest percentage.

(2)
As discussed in Note 13, Series A Preferred Stock are considered participating securities for basic and diluted loss per share, but do not participate in losses. As a result, the consolidated net loss of AON LLC, during the period of September 21, 2023 through September 30, 2023, were allocated to the NCI to reflect the absorption of the Legacy AON Shareholders to a portion of the consolidated net loss of AON LLC. Net losses were not attributed to Series A Preferred Stock.